Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accrued expenses and other liabilities
Accruals	€ 1,953.5	€ 1,603.1	€ 1,276.6
Indirect tax and duties	793.7	725.5	720.4
Unearned revenue (contract liabilities)	3,432.2	2,899.0	2,786.5	€ 1,554.2
Total accrued expenses and other liabilities	€ 6,179.4	€ 5,227.6	€ 4,783.5